Subsequent Event (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 27, 2023	Apr. 30, 2023
Subsequent Event (Details) [Line Items]
Percentage of partnership interest		40.00%
Mrs. Grace Xu [Member]
Subsequent Event (Details) [Line Items]
Percentage of partnership interest	40.00%
Invested amount (in Dollars)	$ 1,440,000